Commitments, Guarantees, and Contingent Liabilities (Summary of Potential Future Payments, Book Value Recorded as Guarantee Liabilities of Guarantee Contracts Outstanding and Maturity of Longest Guarantee Contracts) (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Guarantor Obligations [Line Items]
Potential future payment	¥ 1,217,122	¥ 1,059,899
Book value of guarantee liabilities	53,877	55,245
Transferred Loans
Guarantor Obligations [Line Items]
Potential future payment	355,452	175,623
Book value of guarantee liabilities	¥ 2,371	¥ 1,436
Maturity of the longest contract (Years)	2060	2059
Consumer Loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 341,466	¥ 343,119
Book value of guarantee liabilities	¥ 41,019	¥ 42,400
Maturity of the longest contract (Years)	2031	2030
Real Estate Loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 29,235	¥ 40,395
Book value of guarantee liabilities	¥ 4,422	¥ 4,701
Maturity of the longest contract (Years)	2048	2048
Other Guarantees
Guarantor Obligations [Line Items]
Potential future payment	¥ 130	¥ 263
Book value of guarantee liabilities	¥ 0	¥ 1
Maturity of the longest contract (Years)	2024	2024
Corporate Loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 490,839	¥ 500,499
Book value of guarantee liabilities	¥ 6,065	¥ 6,707
Maturity of the longest contract (Years)	2026	2026